Commitments & Contingencies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Landsea Homes [Member]
Schedule of future minimum lease payment

Future minimum payments under the noncancelable operating leases in effect at September 30, 2020 were as follows (dollars in thousands):

2020	$519
2021	1,748
2022	1,624
2023	1,397
2024	1,182
Thereafter	1,617
Total lease payments	8,087
Less: Discount	(1,327)
Present value of lease liabilities	$6,760

Future minimum payments under the noncancelable operating leases in effect at December 31, 2019 were as follows (dollars in thousands):

2020	$1,801
2021	1,564
2022	1,439
2023	1,210
2024	992
Thereafter	1,086
Total lease payments	8,092
Less: Discount	1,381
Present value of lease liabilities	$6,711